Summary Of Significant Accounting Policies (Narrative) (Details) - 6 months ended Jun. 30, 2014	d yr
Summary Of Significant Accounting Policies 1	1
Summary Of Significant Accounting Policies 2	1
Summary Of Significant Accounting Policies 3	1
Summary Of Significant Accounting Policies 4	2
Summary Of Significant Accounting Policies 5	1
Summary Of Significant Accounting Policies 6	3
Summary Of Significant Accounting Policies 7	1
Summary Of Significant Accounting Policies 8	4
Summary Of Significant Accounting Policies 9	11
Summary Of Significant Accounting Policies 10	1
Summary Of Significant Accounting Policies 11	5
Summary Of Significant Accounting Policies 12	1
Summary Of Significant Accounting Policies 13	6
Summary Of Significant Accounting Policies 14 | d	90
Summary Of Significant Accounting Policies 15 | d	90
Summary Of Significant Accounting Policies 16	1
Summary Of Significant Accounting Policies 17	7
Summary Of Significant Accounting Policies 18	1
Summary Of Significant Accounting Policies 19	8
Summary Of Significant Accounting Policies 20	1
Summary Of Significant Accounting Policies 21	9
Summary Of Significant Accounting Policies 22	10
Summary Of Significant Accounting Policies 23	3
Summary Of Significant Accounting Policies 24	10
Summary Of Significant Accounting Policies 25	2
Summary Of Significant Accounting Policies 26	10
Summary Of Significant Accounting Policies 27	12
Summary Of Significant Accounting Policies 28	1
Summary Of Significant Accounting Policies 29	10
Summary Of Significant Accounting Policies 30	1
Summary Of Significant Accounting Policies 31	11
Summary Of Significant Accounting Policies 32	5
Summary Of Significant Accounting Policies 33	5
Summary Of Significant Accounting Policies 34	7
Summary Of Significant Accounting Policies 35	1
Summary Of Significant Accounting Policies 36	12
Summary Of Significant Accounting Policies 37	13
Summary Of Significant Accounting Policies 38	1
Summary Of Significant Accounting Policies 39	13
Summary Of Significant Accounting Policies 40	1
Summary Of Significant Accounting Policies 41	2
Summary Of Significant Accounting Policies 42	1
Summary Of Significant Accounting Policies 43	14
Summary Of Significant Accounting Policies 44	1
Summary Of Significant Accounting Policies 45	15
Summary Of Significant Accounting Policies 46	1
Summary Of Significant Accounting Policies 47	16
Summary Of Significant Accounting Policies 48	1
Summary Of Significant Accounting Policies 49	17
Summary Of Significant Accounting Policies 50	14
Summary Of Significant Accounting Policies 51	1
Summary Of Significant Accounting Policies 52	18
Summary Of Significant Accounting Policies 53	1
Summary Of Significant Accounting Policies 54	19
Summary Of Significant Accounting Policies 55	1
Summary Of Significant Accounting Policies 56	20
Summary Of Significant Accounting Policies 57	6
Summary Of Significant Accounting Policies 58	1
Summary Of Significant Accounting Policies 59	21
Summary Of Significant Accounting Policies 60	15
Summary Of Significant Accounting Policies 61	1
Summary Of Significant Accounting Policies 62	22
Summary Of Significant Accounting Policies 63	0
Summary Of Significant Accounting Policies 64	0
Summary Of Significant Accounting Policies 65	0
Summary Of Significant Accounting Policies 66	75.00%
Summary Of Significant Accounting Policies 67	0
Summary Of Significant Accounting Policies 68	90.00%